Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 67,065	$ 64,476
Beginning balance	(67,065)	(64,476)
Additions	2,609	3,175
Impairment	(34)	(597)
Derecognition - fully amortized assets	(535)
Foreign exchange translation	42	11
Ending balance	69,147	67,065
Ending balance	(69,147)	(67,065)
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(35,985)	(27,914)
Beginning balance	35,985	27,914
Amortization	7,670	8,064
Derecognition - fully amortized assets	(535)
Foreign exchange translation	31	7
Ending balance	(43,151)	(35,985)
Ending balance	43,151	35,985
Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	31,080
Beginning balance	(31,080)
Ending balance	25,996	31,080
Ending balance	(25,996)	(31,080)
Internally Generated Completed [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	26,780	24,746
Beginning balance	(26,780)	(24,746)
Transfers	2,295	2,034
Ending balance	29,075	26,780
Ending balance	(29,075)	(26,780)
Internally Generated Completed [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(17,966)	(14,526)
Beginning balance	17,966	14,526
Amortization	3,047	3,440
Ending balance	(21,013)	(17,966)
Ending balance	21,013	17,966
Internally Generated Completed [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,814
Beginning balance	(8,814)
Ending balance	8,062	8,814
Ending balance	(8,062)	(8,814)
Internally Generated In Process [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,087	1,543
Beginning balance	(2,087)	(1,543)
Additions	2,609	3,175
Impairment	(34)	(597)
Transfers	(2,295)	(2,034)
Foreign exchange translation	5
Ending balance	2,372	2,087
Ending balance	(2,372)	(2,087)
Internally Generated In Process [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,087
Beginning balance	(2,087)
Ending balance	2,372	2,087
Ending balance	(2,372)	(2,087)
Software licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	498	487
Beginning balance	(498)	(487)
Derecognition - fully amortized assets	(535)
Foreign exchange translation	37	11
Ending balance		498
Ending balance		(498)
Software licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(408)	(301)
Beginning balance	408	301
Amortization	96	100
Derecognition - fully amortized assets	(535)
Foreign exchange translation	31	7
Ending balance		(408)
Ending balance		408
Software licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	90
Beginning balance	(90)
Ending balance		90
Ending balance		(90)
Customer relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,900	8,900
Beginning balance	(8,900)	(8,900)
Ending balance	8,900	8,900
Ending balance	(8,900)	(8,900)
Customer relationships | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(4,622)	(3,558)
Beginning balance	4,622	3,558
Amortization	1,065	1,064
Ending balance	(5,687)	(4,622)
Ending balance	5,687	4,622
Customer relationships | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,278
Beginning balance	(4,278)
Ending balance	3,213	4,278
Ending balance	(3,213)	(4,278)
Brand
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,000	1,000
Beginning balance	(1,000)	(1,000)
Ending balance	1,000	1,000
Ending balance	(1,000)	(1,000)
Brand | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,000
Beginning balance	(1,000)
Ending balance	1,000	1,000
Ending balance	(1,000)	(1,000)
Acquired technology assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	21,000	21,000
Beginning balance	(21,000)	(21,000)
Ending balance	21,000	21,000
Ending balance	(21,000)	(21,000)
Acquired technology assets | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(8,022)	(5,922)
Beginning balance	8,022	5,922
Amortization	2,101	2,100
Ending balance	(10,123)	(8,022)
Ending balance	10,123	8,022
Acquired technology assets | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,978
Beginning balance	(12,978)
Ending balance	10,877	12,978
Ending balance	(10,877)	(12,978)
Regulatory licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,800	6,800
Beginning balance	(6,800)	(6,800)
Ending balance	6,800	6,800
Ending balance	(6,800)	(6,800)
Regulatory licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(4,967)	(3,607)
Beginning balance	4,967	3,607
Amortization	1,361	1,360
Ending balance	(6,328)	(4,967)
Ending balance	6,328	4,967
Regulatory licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,833
Beginning balance	(1,833)
Ending balance	472	1,833
Ending balance	$ (472)	$ (1,833)